Provisions and other non-financial liabilities - Types of Provisions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	$ 311,197,000	$ 392,322,000
Non-current	53,317,000	60,450,000
Total	$ 364,514,000	452,772,000
Potassium-lithium operations | Minimum
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	8
Potassium-lithium operations | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	25
Nitrate-iodine operations | Minimum
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	11
Nitrate-iodine operations | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	22
Legal complaints
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	$ 8,957,000	106,000
Non-current	106,000	1,195,000
Total	9,063,000	1,301,000
Provision for dismantling, restoration and rehabilitation cost
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	0	0
Non-current	53,011,000	58,459,000
Total	53,011,000	58,459,000
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	302,240,000	392,216,000
Non-current	200,000	796,000
Total	$ 302,440,000	$ 393,012,000